Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party balances and transactions
Schedule of related party transactions

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Loan service fee from:
Key management and their immediate family members	274	20	—	—
Hangzhou Ruituo Technology Co., Ltd.	32	—	—	—
Total	306	20	—	—
Origination and servicing expenses:
Chunan Wanglan Financial Information Advisory Services Partnership (GP)	1,729	—	—	—
Chunan Wenjun Financial Information Advisory Services Partnership (GP)	6,927	4,365	1,936	304
Chunan Wenkang Financial Information Advisory Services Partnership (GP)	4,518	1,774	557	87
Chunan Wenhai Financial Information Advisory Services Partnership (GP)	3,518	1,095	1,111	174
Chunan Wenbing Financial Information Advisory Services Partnership (GP)	6,228	2,505	793	124
Chunan Wenlin Financial Information Advisory Services Partnership (GP)	4,693	2,231	688	108
Chunan Wenrong Financial Information Advisory Services Partnership (GP)	5,902	3,347	1,091	171
Chunan Wenshe Financial Information Advisory Services Partnership (GP)	—	(569)	229	36
Chunan Wenbei Financial Information Advisory Services Partnership (GP)	6,900	2,844	1,026	161
Chunan Wensheng Financial Information Advisory Services Partnership (GP)	6,509	2,339	1,122	176
Chunan Wenyang Financial Information Advisory Services Partnership (GP)	1,709	367	408	64
Chunan Wangxia Financial Information Advisory Services Partnership (GP)	3,027	590	426	67
Chunan Wanglin Financial Information Advisory Services Partnership (GP)	6,900	3,507	2,667	419
Chunan Wangqi Financial Information Advisory Services Partnership (GP)	4,250	1,166	108	17
Chunan Wangqun Financial Information Advisory Services Partnership (GP)	9,255	3,033	3,017	473
Chunan Yunxiu Financial Information Advisory Services Partnership (GP)	943	428	169	27
Total	73,008	29,022	15,348	2,408

c)	The Company had the following related party balances:

Schedule of due from related parties

		As of December 31,
		2020	2021
		RMB	RMB	US$
Hangzhou Ruituo Technology Co., Ltd.	(i)	6,358	28,345	4,448
Zhejiang Ruituo Non-financing Guarantee Co., Ltd.		2,794	2,677	420
PT PENDANAAN GOTONG ROYONG		1,065	—	—
Others		5,143	1,807	284
Total		15,360	32,829	5,152
(i)	The balance mainly represents loans provided to Hangzhou Ruituo Technology Co., Ltd. and receivable from the disposal of vehicle collaterals for overdue loans as of December 31, 2020 and 2021.

Schedule of due to related parties

		As of December 31,
		2020	2021
		RMB	RMB	US$
Hangzhou Ruituo Technology Co., Ltd.	(ii)	483	708	111
Key management and their immediate family members	(ii)	3,092	—	—
Mr. Hong Yao	(ii)	700	7	1
Other related service center operation partners		—	384	61
Others		871	76	11
Total		5,146	1,175	184
(ii)	The balance mainly represents investment balance due to related parties who are also investors on the platform.